PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PERSONNEL EXPENSES
Salaries	$ 585	$ 1,100	$ 1,419
Employer contributions	38	43	49
Short-term employee benefits	7	9	70
Stock-based compensation	3,357	412	2,227
Total	$ 3,987	$ 1,564	$ 3,765